Commissions and fees (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commissions and fees
Commissions and fees	SFr 11,071	SFr 11,742	SFr 11,672
Lending business
Commissions and fees
Commissions and fees	1,663	1,902	1,809
Investment and portfolio management
Commissions and fees
Commissions and fees	3,295	3,415	3,320
Other securities business
Commissions and fees
Commissions and fees	89	83	82
Fiduciary business
Commissions and fees
Commissions and fees	3,384	3,498	3,402
Underwriting
Commissions and fees
Commissions and fees	1,602	1,735	1,817
Brokerage
Commissions and fees
Commissions and fees	2,900	2,797	3,006
Underwriting and brokerage
Commissions and fees
Commissions and fees	4,502	4,532	4,823
Other services
Commissions and fees
Commissions and fees	SFr 1,522	SFr 1,810	SFr 1,638